TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Trade receivables, net of impairment losses	20,025	17,754
Prepayments	1,159	576
Contract assets	1,177	2,317
Value added tax	92	59
Finance lease receivables	215	281

	22,668	20,987

Schedule of Future Minimum Finance Lease Receivables
The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2020 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	415	200	215
Between one and five years (Note 16)	591	300	291

	1,006	500	506

	December 31, 2019 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	523	242	281
Between one and five years (Note 16)	805	402	403

	1,328	644	684

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases
Future minimum rentals receivable under non-cancellable operating leases are as follows:
	December 31, 2020 US$‘000
	Instruments	Total
Less than one year	2,767	2,767
Between one and five years	171	171

	2,938	2,938

	December 31, 2019 US$‘000
	Instruments	Total
Less than one year	3,528	3,528
Between one and five years	27	27

	3,555	3,555